Shareholder Report, Average Annual Return (Details)	6 Months Ended	12 Months Ended	19 Months Ended	34 Months Ended	56 Months Ended	60 Months Ended	84 Months Ended	85 Months Ended	117 Months Ended	120 Months Ended
	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
C000113876 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	2.96%	7.04%				3.58%				2.50%
C000125661 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	2.40%	5.49%				2.96%				2.35%
C000132817 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	0.94%	3.60%				5.94%				3.47%
C000132818 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	1.37%	6.47%				7.80%				4.76%
C000137261 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	(0.06%)	2.21%				6.76%			3.63%
C000139416 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	(2.12%)	(7.05%)				13.30%				2.05%
C000189608 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	1.24%	6.38%				4.01%	3.95%
C000198581 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	4.45%	4.14%				12.35%		4.44%
C000209927 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	(5.46%)	(9.73%)			13.03%
C000236573 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	3.25%	9.69%		8.67%
C000236574 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	2.75%	7.17%		2.72%
C000236575 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	1.85%	4.50%		5.19%
C000242839 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Fund NAV
Average Annual Return, Percent	(1.68%)	0.72%	10.30%
Bloomberg U S Universal Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	2.53%	8.14%		3.29%		(0.00%)	2.06%			1.87%
ICE BofA US Broad Market Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA US Broad Market Index
Average Annual Return, Percent	2.52%	7.99%	7.01%		(1.17%)	(0.68%)			1.71%	1.56%
S And P Total Market Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Total Market Index
Average Annual Return, Percent	(2.27%)	11.25%				15.02%				11.59%
MSCI All Country World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index
Average Annual Return, Percent	0.88%	11.84%				13.07%		9.31%
Bloomberg U S 1 3 Year Government Credit Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-3 Year Government/Credit Bond Index
Average Annual Return, Percent	2.96%	6.76%				1.59%				1.80%
ICE BofA 6 Month US Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE® BofA® 6-Month US Treasury Bill Index
Average Annual Return, Percent	2.18%	5.06%				2.65%				2.04%
BlackRock Interest Rate Hedged Corporate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BlackRock Interest Rate Hedged Corporate Bond Index
Average Annual Return, Percent	0.82%	3.48%				5.84%				3.66%
BlackRock Interest Rate Hedged High Yield Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BlackRock Interest Rate Hedged High Yield Bond Index
Average Annual Return, Percent	1.06%	5.90%				7.83%				4.77%
BlackRock Interest Rate Hedged Long Term Corporate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BlackRock Interest Rate Hedged Long-Term Corporate Bond Index
Average Annual Return, Percent	(0.09%)	2.46%				6.89%			3.59%
S And P GSCI Dynamic Roll USD Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P GSCI Dynamic Roll (USD) Total Return Index
Average Annual Return, Percent	(1.96%)	(6.76%)				13.77%				0.53%
BlackRock Inflation Hedged Corporate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BlackRock Inflation Hedged Corporate Bond Index
Average Annual Return, Percent	1.01%	5.86%				4.83%	4.81%
Bloomberg Roll Select Commodity Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Roll Select Commodity Total Return Index
Average Annual Return, Percent	4.69%	4.61%				13.20%		5.03%
ICE BofA Commodity Enhanced Carry Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA Commodity Enhanced Carry Total Return Index
Average Annual Return, Percent	(5.26%)	(9.37%)			13.72%
BlackRock Inflation Hedged High Yield Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BlackRock Inflation Hedged High Yield Bond Index
Average Annual Return, Percent	2.86%	9.01%		8.13%
BlackRock Inflation Hedged U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BlackRock Inflation Hedged U.S. Aggregate Bond Index
Average Annual Return, Percent	2.73%	7.06%		2.71%
BlackRock Interest Rate Hedged U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BlackRock Interest Rate Hedged U.S. Aggregate Bond Index
Average Annual Return, Percent	1.87%	4.49%		5.07%
ICE Clean Energy Transition Metals Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE Clean Energy Transition Metals Index
Average Annual Return, Percent	(1.36%)	1.26%	11.01%